Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (15,006)	$ 390	$ 1,672
Total net gains (losses) recognized in comprehensive income	(4,469)	(85)
Total net gains (losses) recognized in comprehensive income			0
Spot and forward foreign exchange | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(191)	(202)	(25)
Currency swaps | Designated as Hedging Instrument | Net change in unrealized gains and (losses) on translation of net investment in foreign operations | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	(4,469)	(85)
Total net gains (losses) recognized in comprehensive income			0
Currency swaps | Foreign exchange revenue | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(18,854)	592	1,697
Currency swaps | Foreign exchange revenue | Designated as Hedging Instrument | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ 4,039	$ 0	$ 0